Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
We are required by SEC rules to disclose the following information regarding compensation paid to our Named Executive Officers (“NEOs”). The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to non-PEO NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K. Footnote (2) below sets forth the adjustments from the Total Compensation as reported in the Summary Compensation Table above.
The following table sets forth additional compensation information of our Chief Executive Officer (PEO) and our non-PEO NEOs along with total shareholder return, net income, and return on average equity for fiscal years 2020, 2021 and 2022:
Year	Summary Compensation Table (SCT) Total for PEO(1)	Compensation actually paid to PEO(1)(2)	Average SCT Total for non-PEO NEOs(1)	Average Compensation actually paid to non-PEO NEOs(1)(3)	Value of Initial Fixed $100 Investment based on:		Net income	Return on Average Equity
					TSR	Peer Group TSR(4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$1,766,476	$1,634,057	$785,868	$757,815	$92.72	$98.38	85,030	13.25%
2021	$2,180,714	$1,977,968	$824,345	$904,843	$96.99	$118.61	89,264	12.32%
2020	$3,332,939	$1,052,179	$1,112,990	$565,006	$79.65	$87.24	77,588	11.09%

(1)
Mr. Romaine was our principal executive officer (PEO) in 2022, 2021, and 2020. The Named Executive Officers who were used in determining the compensation amounts for 2022, 2021 and 2020 above were as follows:

2022: Messrs. Fetsko, McKenna, Boyce, and Hartz
2021: Messrs. Fetsko, Gruber, McKenna and Boyce
2020: Messrs. Fetsko, Gruber, Boyce and Howard
(2)
To calculate Compensation Actually Paid for the PEO, the following adjustments were made to Summary Compensation Table total compensation, calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each year shown:

	Adjustments to PEO Compensation
	2022	2021	2020
Summary Comp. Table Total	1,766,476	2,180,714	3,332,939
Minus Stock and Option Awards from Summary Comp. Table	504,361	486,186	430,123
Minus Aggregate Change in Actuarial Present Value of Benefit under Defined Benefit Plans	—	495,202	1,805,177
Plus Service Cost for Year (Actuarial Present Value of Benefit Attributable to Service for the Year)	—	—	—
Plus Prior Service Cost Due to Amendments During Year	—	—	—
Plus Year-End Equity Value of Unvested Awards Granted During Year	480,220	483,928	478,668
Plus Change in Value of Unvested Awards Granted in Prior Years	(99,714)	204,601	(323,872)
Plus Value of Awards Granted and Vested During Year	—	—	—
Plus Change in Value of Prior Years’ Awards Vested During Year	(8,564)	90,112	(200,256)
Minus Value of Performance-Based Awards Forfeited During Year	—	—	—
Compensation Actually Paid	1,634,057	1,977,968	1,052,179

(3)
To calculate average Compensation Actually Paid for the non-PEO NEOs, the following adjustments were made to Summary Compensation Table total compensation, calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each year shown:

	Adjustments to non-PEO Compensation
	2022	2021	2020
Summary Comp. Table Total	785,868	824,345	1,112,990
Minus Stock and Option Awards from Summary Comp. Table	172,228	165,526	161,375
Minus Aggregate Change in Actuarial Present Value of Benefit under Defined Benefit Plans	—	81,704	422,791
Plus Service Cost for Year (Actuarial Present Value of Benefit Attributable to Service for the Year)	17,237	53,139	34,653
Plus Prior Service Cost Due to Amendments During Year	—	—	—
Plus Year-End Equity Value of Unvested Awards Granted During Year	163,985	164,757	179,589
Plus Change in Value of Unvested Awards Granted in Prior Years	(33,791)	73,551	(109,705)
Plus Value of Awards Granted and Vested During Year	—	—	—
Plus Change in Value of Prior Years’ Awards Vested During Year	(3,256)	36,281	(68,353)
Minus Value of Performance-Based Awards Forfeited During Year	—	—	—
Compensation Actually Paid	757,815	904,843	565,006

(4)	For purposes of this disclosure, the peer group is the S&P U.S. BMI Banks Index. Total shareholder return is based on an investment of $100 on December 31, 2019.

Company Selected Measure Name	Return on Average Equity
Named Executive Officers, Footnote [Text Block]
(1)
Mr. Romaine was our principal executive officer (PEO) in 2022, 2021, and 2020. The Named Executive Officers who were used in determining the compensation amounts for 2022, 2021 and 2020 above were as follows:

2022: Messrs. Fetsko, McKenna, Boyce, and Hartz
2021: Messrs. Fetsko, Gruber, McKenna and Boyce
2020: Messrs. Fetsko, Gruber, Boyce and Howard

Peer Group Issuers, Footnote [Text Block]
(4)	For purposes of this disclosure, the peer group is the S&P U.S. BMI Banks Index. Total shareholder return is based on an investment of $100 on December 31, 2019.

PEO Total Compensation Amount	$ 1,766,476	$ 2,180,714	$ 3,332,939
PEO Actually Paid Compensation Amount	$ 1,634,057	1,977,968	1,052,179
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
To calculate Compensation Actually Paid for the PEO, the following adjustments were made to Summary Compensation Table total compensation, calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each year shown:

	Adjustments to PEO Compensation
	2022	2021	2020
Summary Comp. Table Total	1,766,476	2,180,714	3,332,939
Minus Stock and Option Awards from Summary Comp. Table	504,361	486,186	430,123
Minus Aggregate Change in Actuarial Present Value of Benefit under Defined Benefit Plans	—	495,202	1,805,177
Plus Service Cost for Year (Actuarial Present Value of Benefit Attributable to Service for the Year)	—	—	—
Plus Prior Service Cost Due to Amendments During Year	—	—	—
Plus Year-End Equity Value of Unvested Awards Granted During Year	480,220	483,928	478,668
Plus Change in Value of Unvested Awards Granted in Prior Years	(99,714)	204,601	(323,872)
Plus Value of Awards Granted and Vested During Year	—	—	—
Plus Change in Value of Prior Years’ Awards Vested During Year	(8,564)	90,112	(200,256)
Minus Value of Performance-Based Awards Forfeited During Year	—	—	—
Compensation Actually Paid	1,634,057	1,977,968	1,052,179

Non-PEO NEO Average Total Compensation Amount	$ 785,868	824,345	1,112,990
Non-PEO NEO Average Compensation Actually Paid Amount	$ 757,815	904,843	565,006
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
To calculate average Compensation Actually Paid for the non-PEO NEOs, the following adjustments were made to Summary Compensation Table total compensation, calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each year shown:

	Adjustments to non-PEO Compensation
	2022	2021	2020
Summary Comp. Table Total	785,868	824,345	1,112,990
Minus Stock and Option Awards from Summary Comp. Table	172,228	165,526	161,375
Minus Aggregate Change in Actuarial Present Value of Benefit under Defined Benefit Plans	—	81,704	422,791
Plus Service Cost for Year (Actuarial Present Value of Benefit Attributable to Service for the Year)	17,237	53,139	34,653
Plus Prior Service Cost Due to Amendments During Year	—	—	—
Plus Year-End Equity Value of Unvested Awards Granted During Year	163,985	164,757	179,589
Plus Change in Value of Unvested Awards Granted in Prior Years	(33,791)	73,551	(109,705)
Plus Value of Awards Granted and Vested During Year	—	—	—
Plus Change in Value of Prior Years’ Awards Vested During Year	(3,256)	36,281	(68,353)
Minus Value of Performance-Based Awards Forfeited During Year	—	—	—
Compensation Actually Paid	757,815	904,843	565,006

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	The following charts illustrate the relationship between compensation actually paid to the NEOs for 2020, 2021, and 2022, and each of the financial metrics stated therein.
Compensation Actually Paid vs. Net Income [Text Block]	The following charts illustrate the relationship between compensation actually paid to the NEOs for 2020, 2021, and 2022, and each of the financial metrics stated therein.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	The following charts illustrate the relationship between compensation actually paid to the NEOs for 2020, 2021, and 2022, and each of the financial metrics stated therein.
Total Shareholder Return Vs Peer Group [Text Block]	The following charts illustrate the relationship between compensation actually paid to the NEOs for 2020, 2021, and 2022, and each of the financial metrics stated therein.
Tabular List [Table Text Block]
Relationship Between Compensation Actually Paid and 2022 Performance Measures
The most important performance metrics used to link compensation actually paid to the NEOs for 2022 to company performance were:
1.	ROAE as ranked in Federal Reserve Board’s BHCPR Peer Group Avg report
2.	Net income
3.	EPS (diluted)
4.	ROA as ranked in Federal Reserve Board’s BHCPR Peer Group Avg report
5.	Total Shareholder Return as compared to the KBW Regional Banking Index

Total Shareholder Return Amount	$ 92.72	96.99	79.65
Peer Group Total Shareholder Return Amount	98.38	118.61	87.24
Net Income (Loss)	$ 85,030,000	$ 89,264,000	$ 77,588,000
Company Selected Measure Amount	0.1325	0.1232	0.1109
PEO Name	Mr. Romaine	Mr. Romaine	Mr. Romaine
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	ROAE as ranked in Federal Reserve Board’s BHCPR Peer Group Avg report
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	EPS (diluted)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	ROA as ranked in Federal Reserve Board’s BHCPR Peer Group Avg report
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return as compared to the KBW Regional Banking Index
PEO [Member] | Stock and Option Awards from Summary Comp. Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (504,361)	$ (486,186)	$ (430,123)
PEO [Member] | Aggregate Change in Actuarial Present Value of Benefit under Defined Benefit Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(495,202)	(1,805,177)
PEO [Member] | Service Cost for Year (Actuarial Present Value of Benefit Attributable to Service for the Year) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Prior Service Cost Due to Amendments During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Year-End Equity Value of Unvested Awards Granted During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	480,220	483,928	478,668
PEO [Member] | Change in Value of Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(99,714)	204,601	(323,872)
PEO [Member] | Value of Awards Granted and Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Value of Prior Years' Awards Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,564)	90,112	(200,256)
PEO [Member] | Value of Performance-Based Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Stock and Option Awards from Summary Comp. Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(172,228)	(165,526)	(161,375)
Non-PEO NEO [Member] | Aggregate Change in Actuarial Present Value of Benefit under Defined Benefit Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(81,704)	(422,791)
Non-PEO NEO [Member] | Service Cost for Year (Actuarial Present Value of Benefit Attributable to Service for the Year) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	17,237	53,139	34,653
Non-PEO NEO [Member] | Prior Service Cost Due to Amendments During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Year-End Equity Value of Unvested Awards Granted During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	163,985	164,757	179,589
Non-PEO NEO [Member] | Change in Value of Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(33,791)	73,551	(109,705)
Non-PEO NEO [Member] | Value of Awards Granted and Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Value of Prior Years' Awards Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,256)	36,281	(68,353)
Non-PEO NEO [Member] | Value of Performance-Based Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0